Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Derivative Instruments and Hedging Activities [Abstract]
Gross balances of derivative assets, not subject to enforceable master netting arrangements or similar agreements	¥ 609	¥ 402
Gross balances of derivative liabilities, not subject to enforceable master netting arrangements or similar agreements	832	730
Cash collateral receivables against net derivative liabilities	1,740	1,902
Cash collateral payables against net derivative assets	2,090	2,551
Cash collateral receivables, not being offset against net derivatives	343	240
Cash collateral payables, not being offset against net derivatives	¥ 1,043	¥ 938